OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable And Prepaid Expenses
NOTE 4: -    OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2016	2015

Indirect taxes	$58	$54
Government of Israel – grants to receive	46	622
Prepaid expenses	692	701
Advances to suppliers	16	10
Related party (see note 11a(5))	585	-
Tax balance to receive from customers	461	613
Others	102	87

	$1,960	$2,087